Earnings (Loss) Per Share	12 Months Ended
Feb. 28, 2025
Earnings Per Share [Abstract]
Earnings (Loss) Per Share

13. EARNINGS (LOSS) PER SHARE

Net earnings (loss) per share was computed by dividing net (loss) income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended February 28, 2023, February 29, 2024 and February 28, 2025:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
	RMB	RMB	RMB	USD
Net (loss) income attributable to ordinary shareholders-basic and diluted	(29,666)	4,961	801	111
Weighted average number of ordinary shares outstanding-basic	21,234,763	21,164,265	21,807,118	21,807,118
Weighted average number of ordinary shares outstanding-diluted	21,234,763	23,614,631	22,052,836	22,052,836
Basic - net (loss) income per share	(1.40)	0.23	0.04	0.01
Diluted - net (loss) income per share	(1.40)	0.21	0.04	0.01

For the years ended February 28, 2023, diluted net loss per share does not include the following instruments as their inclusion would be antidilutive; For the years ended February 29,2024 and February 28, 2025, diluted net income per share includes the following instruments as their inclusion would be dilutive:

	For the Years Ended
	February 28,	February 29,	February 28,
	2023	2024	2025
Share options	3,212,209	3,226,000	2,628,780